                            MONEY MARKET PORTFOLIO,
                  A SERIES OF VAN KAMPEN LIFE INVESTMENT TRUST

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
                       CLASS I SHARES AND CLASS II SHARES
                          PROSPECTUS DATED MAY 1, 2004

     The first two paragraphs under the heading "INVESTMENT ADVISORY SERVICES -- ADVISORY AGREEMENT" in the Prospectus are hereby deleted and replaced in their entirety with the following:

     ADVISORY AGREEMENT. The Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Trust (the "Advisory Agreement"), on behalf of the Portfolio and certain other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based on its pro rata share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios (the "Money Market Pro Rata Amount") as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $500 million.......        0.50%
Next $500 million........        0.45%
Over $1 billion..........        0.40%

     Applying this fee schedule, the effective advisory fee rate was 0.50% (before voluntary fee waivers; 0.41% after voluntary fee waivers) of the Portfolio's average daily net assets for the fiscal year ended December 31, 2003. The Portfolio's average daily net assets are determined by taking the average of all of the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

     Effective November 1, 2004, the Board of Trustees of the Trust has approved a change to the Advisory Agreement which change provides that the amount to be paid by the Portfolio shall be the lesser of: (1) the Money Market Pro Rata Amount (as calculated above) or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only (the "Money Market Only Amount") as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $250 million.......       0.450%
Next $500 million........       0.375%
Next $500 million........       0.325%
Next $250 million........       0.300%
Next $250 million........       0.275%
Next $500 million........       0.250%
Next $500 million........       0.225%
Next $12.25 billion......       0.200%
Next $2.5 billion........       0.199%
Next $7.5 billion........       0.198%
Next $5 billion..........       0.197%
Over $30 billion.........       0.196%

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT MM 11/04

                        VAN KAMPEN LIFE INVESTMENT TRUST

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

     The third paragraph under the heading "INVESTMENT ADVISORY AGREEMENTS" in the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

     Under the Advisory Agreements, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, an annual fee payable monthly computed on average daily net assets as follows:

AGGRESSIVE GROWTH PORTFOLIO
(BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS)
---------------------------------------------------
First $500 million..........................................  0.75%
Next $500 million...........................................  0.70%
Over $1 billion.............................................  0.65%

ENTERPRISE PORTFOLIO, GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO
(BASED UPON THEIR COMBINED AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------
First $500 million..............................................       0.50%
Next $500 million...............................................       0.45%
Over $1 billion.................................................       0.40%

        (The resulting fee is prorated to each of these Portfolios based upon their respective average daily net assets and the amount allocated to the Money Market Portfolio is hereby defined as the "Money Market Pro Rata Amount.")

COMSTOCK PORTFOLIO AND GROWTH AND INCOME PORTFOLIO
(BASED ON EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS)
------------------------------------------------------------
First $500 million..........................................  0.60%
Over $500 million...........................................  0.55%

EMERGING GROWTH PORTFOLIO
(BASED UPON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS)
------------------------------------------------------------
First $500 million..........................................  0.70%
Next $500 million...........................................  0.65%
Over $1 billion.............................................  0.60%

Effective November 1, 2004, the Board of Trustees of the Trust has approved a change to the Combined Advisory Agreement which change provides that the amount to be paid by the Money Market Portfolio shall be the lesser of: (1) the Money Market Pro Rata Amount (as calculated above) or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Money Market Portfolio only (the "Money Market Only Amount") as follows:

AVERAGE DAILY NET ASSETS                                PERCENT PER ANNUM
------------------------                                -----------------
First $250 million....................................       0.450%
Next $500 million.....................................       0.375%
Next $500 million.....................................       0.325%
Next $250 million.....................................       0.300%
Next $250 million.....................................       0.275%
Next $500 million.....................................       0.250%
Next $500 million.....................................       0.225%
Next $12.25 billion...................................       0.200%
Next $2.5 billion.....................................       0.199%
Next $7.5 billion.....................................       0.198%
Next $5 billion.......................................       0.197%
Over $30 billion......................................       0.196%

The Adviser agrees to forgo any difference between the Money Market Pro Rata Amount and the Money Market Only Amount. The advisory fee amounts payable by the other Portfolios (excluding the Money Market Portfolio) are not impacted by the Money Market Only Amount and/or any amounts the Adviser foregoes by applying the Money Market Only Amount.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LITSPT 11/04